Plant and equipment (Tables)	12 Months Ended
Dec. 31, 2025
Disclosure of detailed information about property, plant and equipment [abstract]
Schedule of plant and equipment

	Computers	Furniture and fittings	Office equipments	Renovation	Right of use asset	Total
	S$	S$	S$	S$	S$	S$
Cost
As at January 1, 2024	96,232	13,917	6,247	102,750	274,984	494,130
Disposals	(1,012)	(13,917)	-	-	-	(14,929)
Written-off	-	-	(6,247)	(102,750)	-	(108,997)
As at December 31, 2024	95,220	-	-	-	274,984	370,204
Additions	42,202	-	11,512	20,428	62,457	136,599
Disposals	-	-	(138)	(10,540)	-	(10,678)
Written-off	-	-	-	-	(269,411)	(269,411)
Exchange adjustment	(737)	-	(275)	(247)	(7,127)	(8,386)
As at December 31, 2025	136,685	-	11,099	9,641	60,903	218,328

Accumulated depreciation
As at January 1, 2024	91,815	8,074	5,317	43,723	224,756	373,685
Depreciation	4,146	689	103	6,559	44,257	55,754
Disposals	(814)	(8,763)	-	-	-	(9,577)
Written-off	-	-	(5,420)	(50,282)	-	(55,702)
As at December 31, 2024	95,147	-	-	-	269,013	364,160
Depreciation	26,578	-	7,904	3,831	25,244	63,557
Disposals	-	-	(8)	(1,757)	-	(1,765)
Written-off	-	-	-	-	(269,411)	(269,411)
Exchange adjustment	(604)	-	(196)	(51)	(5,705)	(6,556)
As at December 31, 2025	121,121	-	7,700	2,023	19,141	149,985

Carrying amount
As at December 31, 2025	15,564	-	3,399	7,618	41,762	68,343
As at December 31, 2024	73	-	-	-	5,971	6,044

Schedule of cash outflow for leases
	2025	2024
	S$	S$

Expense relating to short-term leases	102,464	94,871

Total cash outflow for leases	129,423	150,637